Income taxes - Expiry years of net operating loss and credit carryforwards (Detail) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024
Income taxes [Line Items]
Net operating loss carryforwards	€ 5,628	€ 4,342
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3,794	2,564
Within 1 year
Income taxes [Line Items]
Net operating loss carryforwards	4	21
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	4	21
1 to 2 years
Income taxes [Line Items]
Net operating loss carryforwards	5	5
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	3	4
2 to 3 years
Income taxes [Line Items]
Net operating loss carryforwards	11	6
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	5	3
3 to 4 years
Income taxes [Line Items]
Net operating loss carryforwards	97	15
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	60	6
4 to 5 years
Income taxes [Line Items]
Net operating loss carryforwards	122	146
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	74	64
Later
Income taxes [Line Items]
Net operating loss carryforwards	680	807
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	670	771
Unlimited
Income taxes [Line Items]
Net operating loss carryforwards	4,711	3,342
Net operating loss and tax credit carryforwards for which no deferred tax asset has been recognized	€ 2,978	€ 1,695